Related party transactions (Details)		1 Months Ended									12 Months Ended
	Feb. 28, 2020 shares	Oct. 31, 2024 vessel	Sep. 30, 2024 vessel	Aug. 31, 2024 teu vessel	Jun. 30, 2024 vessel	Mar. 31, 2024 vessel cEU	Oct. 31, 2023 vessel teu	Mar. 31, 2023 shares	Jan. 31, 2023 USD ($) shares	Jun. 30, 2022 shares	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Nov. 15, 2024	Mar. 31, 2021
Related Party Transaction [Line Items]
Exercise of Warrants (note 18(f))												$ 78,700,000	$ 201,300,000
Dividends on preferred shares											$ 48,900,000	73,200,000	60,800,000
Revenue (note 4)											$ 2,300,100,000	$ 1,702,800,000	$ 1,543,000,000
Number of vessels under construction | vessel											37	40
ONESEA
Related Party Transaction [Line Items]
Amount invested											$ 1,500,000	$ 0
Number of vessels sold | vessel											2
Equity method investment ownership percentage																50.00%
ZE JV
Related Party Transaction [Line Items]
Amount invested											$ 1,000,000	$ 1,000,000
Equity method investment ownership percentage																	50.00%
Vessels
Related Party Transaction [Line Items]
Number of vessels sold | vessel											2	2
APR Energy Ltd
Related Party Transaction [Line Items]
Shares forfeited (in shares) | shares															557,139
Common shares released from holdback (in shares) | shares								727,351					92,444	350,138
Shares issued (in shares) | shares	29,891,266
Fairfax Financial Holdings Limited | Financing Activity | Related Party
Related Party Transaction [Line Items]
Exercise of warrants (in shares) | shares									6,000,000
Exercise of Warrants (note 18(f))									$ 78,700,000
Fairfax Financial Holdings Limited | Financing Activity | Related Party | Series J cumulative redeemable
Related Party Transaction [Line Items]
Dividends on preferred shares											$ 21,000,000	$ 21,000,000	$ 21,000,000
Fairfax Financial Holdings Limited | APR Energy Ltd | Acquisition Agreement | Related Party
Related Party Transaction [Line Items]
Shares forfeited (in shares) | shares										2,576,014
Fairfax Financial Holdings Limited | APR Energy Ltd | Indemnification Obligation, Cash Repatriation From Foreign Jurisdiction | Related Party
Related Party Transaction [Line Items]
Common shares released from holdback (in shares) | shares													92,444
Shares issued (in shares) | shares										2,749,898
Payments to settle indemnification													$ 6,265,000
Treasury stock, shares (in shares) | shares								727,351
Fairfax Financial Holdings Limited | APR Energy Ltd | Indemnification Obligation, Losses Realized on Sale or Disposal of Certain Property, Plant and Equipment and Inventory Items | Related Party
Related Party Transaction [Line Items]
Payments to settle indemnification											42,457,000	3,836,000	$ 5,239,000
Customer B
Related Party Transaction [Line Items]
Number of vessels under construction | vessel		6		6		2	8
Capacity of vessels under contract		13,600		13,000		10,800	10,800
Customer B | Ship Operations | Related Party | Vessels
Related Party Transaction [Line Items]
Revenue (note 4)											1,416,000
Revenues											$ 2,278,000	1,154,000
Number of time charters vessels in operation | vessel			5		4		2				5
Vessel management fee											$ 622,000
Incurred expenses											2,089,000	1,182,000
Customer B | Ship Operations | Related Party | 44 Vessels
Related Party Transaction [Line Items]
Revenue (note 4)											$ 603,688,000	312,768,000
Number of time charters vessels in operation | vessel											44
Customer B | Crew Management | Related Party | Vessels
Related Party Transaction [Line Items]
Incurred expenses											$ 1,371,000
ZE JV | Joint Venture Transaction | Related Party
Related Party Transaction [Line Items]
Revenues											10,778,000	10,839,000
Incurred expenses											10,178,000	9,759,000
Amount from agreement to purchase											14,347,000	32,322,000
Poseidon | Dividend Declared | Related Party
Related Party Transaction [Line Items]
Dividends declared											152,365,000	$ 124,670,000
Dividends declared, outstanding											$ 38,119,000